MFS(R) Strategic Growth Fund

                      Supplement to the Current Prospectus

Effective immediately the Portfolio Managers section of the Prospectus is hereby restated as follows:

Portfolio Manager

Information regarding the portfolio manager of the fund is set forth below.

Portfolio Manager                  Primary Role            Since     Title and Five Year History
S. Irfan Ali                     Portfolio Manager         1999      Senior  Vice  President  of MFS;  employed  in the
                                                                     investment management area of MFS since 1993.

                   The date of this Supplement is May 1, 2005.